Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Gross	$ 991,177	$ 1,006,121
Allowance for credit losses	(53,323)	(58,884)	$ (76,137)	$ (91,819)
Net	$ 937,854	$ 947,237